Goodwill and Other Intangible Assets - Additional Information (Detail) (Successor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Trademark impairment loss	$ (2.0)
Aggregate intangible amortization charged to comprehensive income (loss)	24.4	24.3	21.9
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Trademark impairment loss	$ (2.0)		$ 3.8